UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-21405
                                   ----------

                           TrendStar Investment Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         7300 College Blvd., Suite 308, Overland Park, KS 66210
-------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Freddie Jacobs, Jr.
-------------------
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-661-2900

Date of fiscal year end:   09/30
                        --------------------

Date of reporting period:  09/30/04
                         -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

===============================================================================
                                 TrendStar Funds
===============================================================================












                                  Annual Report

                               September 30, 2004








                                  Fund Advisor:

                             TrendStar Advisors, LLC
                          7300 College Blvd., Suite 308
                             Overland Park, KS 66210

                            Toll Free 1-888-747-4872

Dear Fellow Shareholders:

September 30, 2004 marked the end of the fiscal year for TrendStarSM Funds. Since the Funds were launched October 31, 2003, we have not yet completed one full year of operation, but are nonetheless happy to be giving you a progress report.

Shareholders and managers have witnessed a great deal of change within the mutual fund industry during the period covered by this report, much of which was mandated by the SEC. Among the many new rules passed by the SEC, one of the most talked about is a new rule concerning fund governance. Beginning in January, 2006, all US mutual fund boards will be required to elect a chairman who qualifies as an "independent" director. Our Funds are already complying with this new requirement. Bradley Adams has ably served as TrendStarSM Funds' Chairman of the Board since the Funds' inception and is an independent director. Another new rule requires that, not later than October 5, 2004, all mutual funds hire an independent compliance officer who reports directly to the board. We were in compliance with that rule as of July 1, 2004. As part of the same rule that requires Board chairmen to be "independent", by January, 2006, most US mutual funds will be required to have a board, at least 75% of whose members must be "independent" trustees. TrendStarSM Funds' board presently consists of two inside trustees and three independent trustees. To satisfy the new requirements, our options include; adding three new independent board members (making six of eight trustees independent) or allowing one of the inside board members to resign, which would shift the board mix to one inside and three independent trustees. The addition of independent board members would immediately increase fund costs and would delay future reductions in the total expense ratio as fund assets grow. Therefore, from a shareholder's perspective, the board currently feels that reducing the total board size to four trustees is preferable. This option will not impact the total operating expense charged to shareholders, and in fact will help to expedite the possible future reduction of the expense ratio charged to shareholders. Also, for a small fund group, we believe that four board members are more than sufficient to oversee the interests of shareholders.

While not a requirement of mutual fund managers, TrendStarSM Advisors, the manager of TrendStarSM Funds, has taken the proactive step of prohibiting the personal trading of any stocks by its employees and further requires that all employee trading of mutual fund shares, including those of TrendStarSM Funds, receive clearance from at least two clearing officers prior to execution. In this manner we provide an environment in which our efforts are completely focused on the results of the funds.

This year has not been an easy one for investors, but there are reasons for optimism. First, the bad news. Oil prices have spiked to record levels. We are still at war in Iraq. Fear of terrorism grips the world. Hurricane damage and insurance claims continue to mount. Basic materials prices, as measured by the CRB Index, are at a 23-year high. While there is plenty to worry about-there always is-we believe that high energy prices may pose the greatest risk to the market. Why? In recent years, the cost of gasoline and motor oil accounted for about three percent of the average American annual household expense.

Today's cost of gasoline stands approximately 44 percent higher than the average cost during the five-year period ending December 31, 2002. The 44 percent increase in the price of gasoline equates to approximately $550 of additional annual out of pocket expenditure for the typical household. Whether households view higher commodity prices as a temporary or permanent expense is unclear. Consumer confidence remains fairly strong-higher today than during the average of the first half of the 1990s. One thing seems clear: the longer fuel prices stay high, the more likely the consumer will conclude that the days of cheap gas are over, the additional $550 per household will begin to be viewed as a permanent increase in household expense, and consumer spending in other areas will adjust to make room for it.

On the positive side, corporate profits as measured by both the publicly traded stocks of the S&P 500 or the much broader measure of National Income and Product Accounts (NIPA) continue to hit record levels. The economy continues to expand with strong productivity and personal income growth. Oil, despite hitting record levels, is well below the previous inflation adjusted high. U.S. unemployment, at 5.4 percent, is at historically low levels which contrast with the European rate of nearly 10 percent. Incidentally, the past four years has included the deflation of a bubble in jobs that was coincident with the bubble in the stock market. The thousands of workers at eToys, TheGlobe.com, Exodus, Global Crossing, et al. were not paid wages based on their employer's ability to turn a profit-clearly an unsustainable situation. Their income was paid out of venture capital and IPO money while it lasted. This not only had an "artificial" effect on employment data, it also helped the local, state and federal governments overstate their tax revenues. Consequently, we believe the low unemployment rates of the late 1990s were no more real than many company's stock prices of that time. We have a great deal more confidence in the solidity of today's numbers.

Has the investing environment been permanently altered? Does it necessitate a change in investment philosophy? We believe the answer to both questions is no, and our selections of investments for the Funds during the period covered under this report reflect that belief. Our focus on sustainable long-term trends as a source of revenue growth for our companies and a three-to-five-year holding period is designed to look beyond spikes in commodity prices. For us to deviate from our strategy would require that we come to the conclusion that the underlying long-term trend toward lower material and energy intensity must have changed. We don't believe that it has.

The history of commodity prices is characterized by an all-too-predictable series of events. A mismatch between supply and demand leads to rising prices. Amplified by forecasts of lasting shortages, finite resource arguments begin to fuel the debate over whether "this time is different" and that permanently higher prices are here to stay. Finally, almost as quickly as it arrived, the fear of high prices begins to recede and gives way to the forces of rising commodity production, substitution effects, conservation and the long-term trend of lower commodity usage per dollar of GDP.

We believe that the biggest difference between the current commodity price bubble and the technology-led bubble of the late 1990s is probably the average age of the respective participants. Today it is common to hear forecasts of permanently higher commodity prices due to peaking production and limited natural resources. Similar prophecies have been made over the last century and seem to gather momentum during short-term periods of supply/demand imbalance, but have continually missed the mark due to resources being found at rates greater than our ability to consume them. For example, the world had 670 billion barrels of proven oil reserves in 1980 and consumed 565 billion barrels during the period from 1981 to 2003. If oil reserves were fixed we would be running out of oil. Yet today, proven reserves are over 1,000 billion barrels. The difficulty of annually matching oil or material production to forecasts of demand often results in too much or too little inventory and large fluctuations in commodity prices. This is why making investments based on forecasts of commodity prices is so difficult. The result of ongoing exploration, discovery and the application of new technology for extraction has had a much more predictable result-one that has helped relegate serious commodity shortages to the books of doomsayers.

Nonetheless, energy and basic material stocks have been strong performers since the inception of the funds. The energy sectors of the Standard & Poor's Large (S&P 500) and Small Cap (S&P 600) Indices were up 43.54 and 67.35 percent, respectively, for the eleven month period from the inception of the Funds (October 31, 2003) through September 30, 2004. Similarly, large and small cap S&P basic material sector indices were up 17.66 and 47.83 percent, respectively, during the same period. By comparison, the broader S&P 500 index was up 7.77 percent and the Russell 600 Small Cap Index was up 9.62 percent. The inflow of new assets, coupled with our cautious approach to investing new money, led to higher than normal daily cash levels during the first few months of the fund's operation. These higher cash levels detracted from performance during the last two months of 2003 and, to a lesser extent, during the first two months of 2004. The performance of both funds (see accompanying graphs and tables) was negatively impacted by our severe underweighting of the energy and basic materials sectors. In addition, our relative overweighting in the semiconductor sector in both funds had a negative impact on the portfolios during the eleven month period ending September 30. Semiconductor and semiconductor-related stocks, which accounted for 9.71 and 17.25 percent of TrendStarSM Small Cap and TrendStarSM American Endeavor at the end of the third quarter, have been particularly weak this year. We believe that most of this weakness was driven by inventory-related problems and that the long-term growth fundamentals for the sector remain positive and the stocks appear inexpensive. Healthcare stocks were generally positive contributors to performance during the period. One holding, US Oncology, was acquired for cash in August which created a short-term capital gain for the fund. Healthcare was also a sector that had a positive impact on TrendStarSM American Endeavor. Within the healthcare sector CR Bard and Becton Dickinson have been two of the strongest contributors to the American Endeavor fund.

Finally, we will continue to manage to the strategy and philosophy that we developed years ago and will not react to short-term volatile information such as commodity price movements and bubbles in stock prices. You can be sure that we will continue to be very focused as both managers and shareholders on the Funds and as always truly appreciate your support and friendship.



/s/ Thomas W. Laming                        /s/ James R. McBride
Thomas W. Laming                            James R. McBride
President & Portfolio Manager               Treasurer & Portfolio Manager










         The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The fund is distributed by Unified Financial Securities, Inc. Member NASD.

                         ANVERAGE ANNUAL TOTAL RETURNS
                     (FOR PERIODS ENDED SEPTEMBER 30, 2004)

                                                                   SINCE INCEPTION
                                      ONE MONTH     THREE MONTHS  (OCTOBER 31, 2003)
                                      ---------     ------------  ------------------
TRENDSTARSM SMALL CAP FUND*             1.75%          -5.16%           4.80%
Russell 2000 Index**                    4.69%          -2.86%           9.57%
Russell 2000 Growth Index**             5.53%          -6.01%           3.02%

TRENDSTAR SM AMERICAN ENDEAVOR FUND*   -0.40%          -8.80%          -1.60%
S&P 500 Index **                        1.08%          -1.88%           7.76%
S&P 500 Barra Growth Index**            0.24%          -4.78%           2.90%

       The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-747-4872 or visiting www.trendstarfunds.com.


 COMPARISON OF THE GROWTH OF A $10,000 INVESTMENT IN THE TRENDSTARSM SMALL CAP
         FUND, THE RUSSELL 2000 GROWTH INDEX AND THE RUSSELL 2000 INDEX

                   TrendStar Small Cap    Russell 2000    Russell 2000
                           Fund              Index        Growth Index

     10/31/03           10,000.00          10,000.00       10,000.00
     11/30/03           10,190.00          10,354.85       10,326.01
     12/31/03           10,220.00          10,564.96       10,372.18
      1/31/04           10,820.00          11,023.96       10,917.10
      2/29/04           10,850.00          11,122.77       10,900.21
      3/31/04           10,970.00          11,226.41       10,951.16
      4/30/04           10,660.00          10,654.06       10,401.41
      5/31/04           10,640.00          10,823.60       10,608.30
      6/30/04           11,050.00          11,279.44       10,961.31
      7/31/04           10,300.00          10,519.98        9,977.40
      8/31/04           10,300.00          10,465.88        9,762.63
      9/30/04           10,480.00          10,957.22       10,302.44


       * Return figures reflect any change in price per share and assume the reinvestment of all distributions.

       ** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P and Russell Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund's portfolio. Invdividuals cannot invest directly in the Indices, however, an individual can invest in ETF's or other investment vehicles that attempt to track the performance of a benchmark index.

                   TrendStar American     S&P 500         S&P 500 Index
                     Endeavor Fund      Barra Index

     10/31/03          10,000.00         10,000.00         10,000.00
     11/30/03          10,240.00         10,085.90         10,087.88
     12/31/03          10,500.00         10,520.10         10,616.58
      1/31/04          10,670.00         10,720.23         10,811.39
      2/29/04          10,720.00         10,775.32         10,961.61
      3/31/04          10,690.00         10,522.61         10,796.26
      4/30/03          10,510.00         10,457.17         10,626.99
      5/31/04          10,750.00         10,624.13         10,772.53
      6/30/04          10,790.00         10,805.87         10,981.86
      7/31/04          10,100.00         10,295.33         10,617.92
      8/31/04           9,880.00         10,265.31         10,660.57
      9/30/04           9,840.00         10,289.63         10,775.94


FUND HOLDINGS - (unaudited)
---------------------------

    TRENDSTARSM SMALL CAP FUND PORTFOLIO ANALYSIS AS OF SEPTEMBER 30, 2004 1

           U.S. Common Stocks                   90.60%
           Other Companies                       8.46%
           Short-Term Investments                0.94%

1 As a percent of net assets
2 U.S. companies above $2 billion capitalization.

The Fund generally invests 80% of assets in common stocks of domestic companies with market capitalizations of less than $2 billion.

TRENDSTARSM AMERICAN ENDEAVOR FUND PORTFOLIO ANALYSIS AS OF SEPTEMBER 30, 2004 1

           U.S. Companies with 33 1/3 Foreign SaLES       85.50%
           Other Companies                                14.03%
           Short-Term Investments                          0.47%

1 As a percent of net assets
2 U.S. companies below $2 billion capitalization.

The Fund invests in common stocks of domestic companies that generate at least one-third of their annual sales or net income from operations conducted outside the United States.

AVAILABILITY OF PORTFOLIO SCHEDULE
----------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at www.sec.gov. The Fund's Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)
----------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 31, 2003 to September 30, 2004.

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------- -------------------- -------------------------- ------------------------------------
   TRENDSTARSM SMALL-CAP FUND       BEGINNING ACCOUNT        ENDING ACCOUNT           EXPENSES PAID DURING PERIOD*
                                          VALUE                   VALUE               MARCH 31 - SEPTEMBER 30, 2004
                                     MARCH 31, 2004        SEPTEMBER 30, 2004
---------------------------------- -------------------- -------------------------- ------------------------------------
Actual                                  $1,000.00                $955.30                          $6.84
(-4.47% return)
---------------------------------- -------------------- -------------------------- ------------------------------------
Hypothetical                            $1,000.00               $1,018.00                         $7.06
(5% return before expenses)
---------------------------------- -------------------- -------------------------- ------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the partial year period).

---------------------------------- -------------------- -------------------------- ------------------------------------
  TRENDSTARSM AMERICAN ENDEAVOR     BEGINNING ACCOUNT        ENDING ACCOUNT           EXPENSES PAID DURING PERIOD*
              FUND                        VALUE                   VALUE               MARCH 31 - SEPTEMBER 30, 2004
                                     MARCH 31, 2004        SEPTEMBER 30, 2004
---------------------------------- -------------------- -------------------------- ------------------------------------
Actual                                  $1,000.00                $920.50                          $6.72
(-7.95% return)
---------------------------------- -------------------- -------------------------- ------------------------------------
Hypothetical                            $1,000.00               $1,018.00                         $7.06
(5% return before expenses)
---------------------------------- -------------------- -------------------------- ------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).

TrendStarSM Funds
TrendStarSM Small-Cap Fund
Schedule of Investments
September 30, 2004

Common Stocks - 99.05%                                             Shares                    Value
                                                                --------------         ------------------

Aerospace & Defense - 2.37%
Mercury Computer Systems, Inc. (a)                                     63,900                $ 1,720,188
                                                                                       ------------------

Airlines - 1.88%
JetBlue Airways Corp. (a)                                              65,300                  1,366,076
                                                                                       ------------------

Automobiles - 2.69%
Monaco Coach Corp.                                                     90,100                  1,950,665
                                                                                       ------------------

Biotechnology - 1.84%
Charles River Laboratories International, Inc. (a)                     16,500                    755,700
Techne Corp. (a)                                                       15,100                    576,518
                                                                                       ------------------
                                                                                               1,332,218
                                                                                       ------------------

Capital Markets - 2.44%
Waddell & Reed Financial, Inc.                                         80,600                  1,773,200
                                                                                       ------------------

Chemicals - 0.77%
Cambrex Corp.                                                          25,500                    559,725
                                                                                       ------------------

Commercial Banks - 5.15%
Boston Private Financial Holdings Corp.                                70,399                  1,757,159
Wilmington Trust Corp.                                                 54,800                  1,984,308
                                                                                       ------------------
                                                                                               3,741,467
                                                                                       ------------------

Communications Equipment - 2.68%
Adaptec, Inc. (a)                                                      84,200                    639,920
Black Box Corp.                                                        35,300                  1,304,335
                                                                                       ------------------
                                                                                               1,944,255
                                                                                       ------------------

Commercial Services & Supplies -1.85%
Sourcecorp, Inc. (a)                                                   60,722                  1,344,385
                                                                                       ------------------

Diversified Financial Services - 1.89%
W.P. Stewart & Co., Ltd.                                               68,800                  1,375,312
                                                                                       ------------------

Electrical Equipment -1.74%
Intermagnetics General Corp. (a)                                       54,670                  1,265,611
                                                                                       ------------------

Electronic Equipment & Instruments - 4.97%
Benchmark Electronics, Inc. (a)                                        61,500                  1,832,700
Plexus Corp. (a)                                                      160,800                  1,775,232
                                                                                       ------------------
                                                                                               3,607,932
                                                                                       ------------------
See accompanying notes which are an integral part of the financial statements.


                                       8

TrendStarSM Funds
TrendStarSM Small-Cap Fund
Schedule of Investments - continued
September 30, 2004

Common Stocks - 99.05% - continued                                 Shares                    Value
                                                                --------------         ------------------

Food & Staples Retailing - 2.69%
Performance Food Group Co. (a)                                         82,300                $ 1,950,510
                                                                                       ------------------

Health Care Equipment & Supplies - 17.14%
Affymetrix, Inc. (a)                                                   29,800                    915,158
Analogic Corp.                                                         34,395                  1,433,928
Biosite Diagnostics, Inc. (a)                                          36,000                  1,762,560
CTI Molecular Imaging, Inc.                                           139,401                  1,124,966
ICU Medical, Inc.                                                      53,068                  1,381,891
Mentor Corp.                                                           19,400                    653,392
Molecular Devices Corp. (a)                                            80,068                  1,887,203
PolyMedica Corp.                                                       59,600                  1,835,680
Zoll Medical Corp. (a)                                                 43,328                  1,446,722
                                                                                       ------------------
                                                                                              12,441,500
                                                                                       ------------------

Health Care Providers & Services - 18.41%
Accredo Health, Inc. (a)                                               72,400                  1,706,468
Amerigroup Corp  (a)                                                   38,000                  2,137,500
AmSurg Corp. (a)                                                       78,550                  1,663,689
Cerner Corp. (a)                                                       31,756                  1,373,764
Covance, Inc. (a)                                                      27,500                  1,099,175
Pharmaceutical Product Development, Inc. (a)                           46,200                  1,663,200
Priority Healthcare Corp. - Class B (a)                                96,900                  1,952,535
Renal Care Group, Inc. (a)                                             54,800                  1,766,204
                                                                                       ------------------
                                                                                              13,362,535
                                                                                       ------------------

Hotels, Restaurants & Leisure - 1.72%
Aztar Corp (a)                                                         47,200                  1,250,800
                                                                                       ------------------

Household Durables - 5.17%
Ethan Allen Interiors, Inc.                                            51,600                  1,793,100
WCI Communities, Inc. (a)                                              84,100                  1,959,530
                                                                                       ------------------
                                                                                               3,752,630
                                                                                       ------------------


IT Services - 6.27%
The BISYS Group, Inc. (a)                                             119,300                  1,742,973
CACI International, Inc. (a)                                           40,900                  2,158,702
Digimarc Corp. (a)                                                     72,025                    651,106
                                                                                       ------------------
                                                                                               4,552,781
                                                                                       ------------------

Media - 1.76%
Arbitron, Inc. (a)                                                     29,700                  1,087,317
Information Holdings, Inc. (a)                                          6,900                    187,887
                                                                                       ------------------
                                                                                               1,275,204
                                                                                       ------------------

See accompanying notes which are an integral part of the financial statements.

                                       9

TrendStarSM Funds
TrendStarSM Small-Cap Fund
Schedule of Investments - continued
September 30, 2004

Common Stocks - 99.05% - continued                                 Shares                    Value
                                                                --------------         ------------------

Pharmaceuticals - 1.08%
Medicis Pharmaceutical Corp.                                           20,100                  $ 784,704
                                                                                       ------------------

Semiconductors - 4.95%
DSP Group, Inc. (a)                                                    68,300                  1,437,715
EXAR Corp. (a)                                                         81,400                  1,152,624
Lattice Semiconductor Corp. (a)                                       205,064                  1,006,864
                                                                                       ------------------
                                                                                               3,597,203
                                                                                       ------------------

Semiconductor Equipment - 4.75%
Cabot Microelectronics Corp. (a)                                       50,900                  1,845,125
Photronics Inc. (a)                                                    96,500                  1,603,830
                                                                                       ------------------
                                                                                               3,448,955
                                                                                       ------------------

Software - 2.07%
Advent Software, Inc. (a)                                              89,400                  1,504,602
                                                                                       ------------------

Specialty Retail - 2.77%
Barnes & Noble, Inc. (a)                                               54,300                  2,009,100
                                                                                       ------------------

TOTAL COMMON STOCKS (Cost $73,215,790)                                                        71,911,558
                                                                                       ------------------

                                                                  Principal
Cash Equivalents - 1.64%                                           Amount
                                                                --------------
Huntington Money Market Fund - Investment Shares, 0.57% (b)         1,189,313               $  1,189,313
                                                                                       ------------------

TOTAL CASH EQUIVALENTS (Cost $1,189,313)                                                       1,189,313
                                                                                       ------------------

TOTAL INVESTMENTS (Cost $74,405,103) - 100.69%                                             $  73,100,871
                                                                                       ------------------

Liabilities in excess of other assets - (0.69)%                                                 (502,012)
                                                                                       ------------------

TOTAL NET ASSETS - 100.00%                                                                 $  72,598,859
                                                                                       ==================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2004.


See accompanying notes which are an integral part of the financial statements.
                                       10


TrendStarSM Funds
TrendStarSM American Endeavor Fund
Schedule of Investments
September 30, 2004

Common Stocks - 99.35%                                              Shares                    Value
                                                                 --------------         ------------------

Auto Components - 3.86%
Johnson Controls, Inc.                                                   8,600                  $ 488,566
Lear Corp.                                                               4,500                    245,025
Gentex Corp.                                                             4,600                    161,598
                                                                                        ------------------
                                                                                                  895,189
                                                                                        ------------------

Beverages - 3.66%
Coca-Cola Co.                                                            7,200                    288,360
PepsiCo, Inc.                                                           11,500                    559,475
                                                                                        ------------------
                                                                                                  847,835
                                                                                        ------------------

Biotechnology - 0.91%
Techne Corp. (a)                                                         5,500                    209,990
                                                                                        ------------------

Capital Markets - 2.77%
Goldman Sachs Group, Inc.                                                6,900                    643,356
                                                                                        ------------------

Chemicals - 3.15%
Sigma Aldrich Corp.                                                     12,600                    730,800
                                                                                        ------------------

Communications Equipment - 4.16%
Black Box Corp.                                                          9,300                    343,635
Cisco Systems, Inc. (a)                                                 34,300                    620,830
                                                                                        ------------------
                                                                                                  964,465
                                                                                        ------------------

Computers & Peripherals - 3.23%
Dell, Inc. (a)                                                          17,800                    633,680
Sandisk Corp. (a)                                                        4,000                    116,480
                                                                                        ------------------
                                                                                                  750,160
                                                                                        ------------------

Electronic Equipment & Instruments - 2.47%
Jabil Circuit, Inc. (a)                                                 24,900                    572,700
                                                                                        ------------------

Food Products - 7.79%
H.J. Heinz Co.                                                           9,700                    349,394
Sara Lee Corp.                                                          33,500                    765,810
Wrigley, William Jr. Co.                                                10,900                    690,079
                                                                                        ------------------
                                                                                                1,805,283
                                                                                        ------------------


See accompanying notes which are an integral part of the financial statements.

                                       11

TrendStarSM Funds
TrendStarSM American Endeavor Fund
Schedule of Investments - continued
September 30, 2004

Common Stocks - 99.35% - continued                                  Shares                    Value
                                                                 --------------         ------------------

Health Care Equipment & Supplies - 7.98%
Analogic Corp.                                                           9,100                  $ 379,379
Bard C.R. Inc.                                                          14,000                    792,820
Becton Dickinson & Co.                                                  13,100                    677,270
                                                                                        ------------------
                                                                                                1,849,469
                                                                                        ------------------

Hotels, Restaurants & Leisure - 6.96%
McDonald's Corp.                                                        31,500                    882,945
Yum!  Brands, Inc.                                                      18,000                    731,880
                                                                                        ------------------
                                                                                                1,614,825
                                                                                        ------------------

Household Products - 5.67%
Colgate-Palmolive Co.                                                   12,200                    551,196
Kimberly-Clark Corp.                                                    11,800                    762,162
                                                                                        ------------------
                                                                                                1,313,358
                                                                                        ------------------

Insurance - 6.34%
AFLAC, Inc.                                                             19,600                    768,516
American International Group, Inc.                                      10,300                    700,297
                                                                                        ------------------
                                                                                                1,468,813
                                                                                        ------------------

Personal Products - 2.75%
The Gillette Co.                                                        15,300                    638,622
                                                                                        ------------------

Pharmaceuticals - 9.72%
Johnson & Johnson                                                       14,500                    816,785
Merck & Co., Inc.                                                       13,200                    435,600
Pfizer, Inc.                                                             7,100                    217,260
Schering-Plough Corp.                                                   17,600                    335,456
Wyeth                                                                   12,000                    448,800
                                                                                        ------------------
                                                                                                2,253,901
                                                                                        ------------------

Semiconductors - 9.73%
Altera Corp. (a)                                                        35,000                    684,950
EXAR Corp. (a)                                                          39,100                    553,656
Intel Corp.                                                             26,200                    525,572
Intersil Holding Corp.                                                  30,800                    490,644
                                                                                        ------------------
                                                                                                2,254,822
                                                                                        ------------------

Semiconductor Equipment - 7.52%
Applied Materials, Inc. (a)                                             39,600                    653,004
MKS Instruments, Inc. (a)                                               34,200                    523,944
Novellus Systems, Inc. (a)                                              21,300                    566,367
                                                                                        ------------------
                                                                                                1,743,315
                                                                                        ------------------

See accompanying notes which are an integral part of the financial statements.
                                       12

TrendStarSM Funds
TrendStarSM American Endeavor Fund
Schedule of Investments - continued
September 30, 2004

Common Stocks - 99.35% - continued                                  Shares                    Value
                                                                 --------------         ------------------

Software - 6.54%
Microsoft Corp.                                                         31,700                  $ 876,505
Symantec Corp. (a)                                                       4,198                    230,386
Synopsys, Inc. (a)                                                      25,800                    408,414
                                                                                        ------------------
                                                                                                1,515,305
                                                                                        ------------------

Specialty Retail - 4.14%
Tiffany & Co.                                                            7,000                    215,180
Weight Watchers International, Inc. (a)                                 19,200                    745,344
                                                                                        ------------------
                                                                                                  960,524
                                                                                        ------------------

TOTAL COMMON STOCKS (Cost $24,393,574)                                                         23,032,732
                                                                                        ------------------


Cash Equivalents - 0.47%
Huntington Money Market Fund - Investment Shares, 0.57%  (b)           109,297                $   109,297
                                                                                        ------------------

TOTAL CASH EQUIVALENTS (Cost $109,297)                                                            109,297
                                                                                        ------------------

TOTAL INVESTMENTS (Cost $24,502,871) - 99.82%                                               $  23,142,029
                                                                                        ------------------

Other assets less liabilities - 0.18%                                                              41,171
                                                                                        ------------------

TOTAL NET ASSETS - 100.00%                                                                  $  23,183,200
                                                                                        ==================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2004.



See accompanying notes which are an integral part of the financial statements.
                                       13


TrendStarSM Funds
Statement of Assets and Liabilities
September 30, 2004

                                                                     TrendStarSM            TrendStarSM
                                                                      Small-Cap          American Endeavor
                                                                         Fund                  Fund
                                                                  -------------------  ----------------------
Assets
Investments in securities:
     At cost                                                            $ 74,405,103            $ 24,502,871
                                                                  -------------------  ----------------------
     At value                                                           $ 73,100,871            $ 23,142,029

Interest receivable                                                              541                      18
Dividends receivable                                                           6,019                  23,184
Receivable for fund shares sold                                              386,331                  29,500
Prepaid expenses                                                              26,453                  35,285
                                                                  -------------------  ----------------------
     Total assets                                                         73,520,215              23,230,016
                                                                  -------------------  ----------------------

Liabilities
Payable to advisor                                                            37,947                  14,537
Accrued trustee fees                                                             267                     303
Payable for investments purchased                                            530,930                       -
Payable for fund shares redeemed                                             302,525                   9,880
Other payables and accrued expenses                                           49,687                  22,096
                                                                  ------------------- ----------------------
     Total liabilities                                                       921,356                  46,816
                                                                  -------------------  ----------------------


Net Assets:                                                             $ 72,598,859            $ 23,183,200
                                                                  ===================  ======================


Net Assets consist of:
Paid in capital                                                         $ 72,546,124            $ 24,544,042
Accumulated net realized gain on investments                               1,356,967                       -
Net unrealized appreciation (depreciation) on investments                 (1,304,232)             (1,360,842)
                                                                  -------------------  ----------------------

                                                                        $ 72,598,859            $ 23,183,200
                                                                  ===================  ======================

Shares outstanding (unlimited number authorized/no par value)              6,928,860               2,355,216
                                                                  -------------------  ----------------------

Net asset value, offering and redemption
  price per share                                                            $ 10.48                  $ 9.84
                                                                  ===================  ======================


See accompanying notes which are an integral part of the financial statements.
                                       14


TrendStarSM Funds
Statement of Operations
For the period October 31, 2003 (a)
    through September 30, 2004

                                                                                TrendStarSM               TrendStarSM
                                                                                 Small-Cap             American Endeavor
                                                                                   Fund                      Fund
                                                                           ----------------------    ----------------------

Investment Income
Dividend income                                                                        $ 256,936                 $ 192,581
Interest income                                                                            2,782                       902
                                                                           ----------------------    ----------------------
  Total Income                                                                           259,718                   193,483
                                                                           ----------------------    ----------------------

Expenses
Investment advisor fee (b)                                                               393,428                   172,743
Administration expenses                                                                  153,000                    66,973
Organizational expenses (b)                                                               22,279                     2,892
Custodian expenses                                                                        15,300                     7,006
Registration expenses                                                                     13,613                       784
Legal expenses                                                                            13,503                     8,853
Auditing expenses                                                                          9,064                     8,862
Insurance expenses                                                                         6,737                       692
Miscellaneous expenses                                                                     1,896                     1,836
Trustee expenses                                                                           1,763                     1,628
                                                                           ----------------------    ----------------------
  Total Expenses                                                                         630,583                   272,269
Reimbursed expenses (b)                                                                  (18,544)                   (2,794)
                                                                           ----------------------    ----------------------
Total operating expenses                                                                 612,039                   269,475
                                                                           ----------------------    ----------------------
Net Investment (Loss)                                                                   (352,321)                  (75,992)
                                                                           ----------------------    ----------------------


Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                             1,709,288                    51,670
Change in net unrealized appreciation (depreciation)
   on investment securities                                                           (1,304,232)               (1,360,842)
                                                                           ----------------------    ----------------------
Net realized and unrealized gain (loss) on investment securities                         405,056                (1,309,172)
                                                                           ----------------------    ----------------------
Net increase (decrease) in net assets resulting from operations                         $ 52,735              $ (1,385,164)
                                                                           ======================    ======================


(a) Commencement of Operations
(b) See note 3 to the financial statements.

See accompanying notes which are an integral part of the financial statements.
                                       15

TrendStarSM Funds
Statements of Changes In Net Assets

                                                                         TrendStarSM                 TrendStarSM
                                                                          Small-Cap               American Endeavor
                                                                            Fund                        Fund
                                                                   ------------------------    ------------------------

                                                                    For the period ended        For the period ended
                                                                     September 30, 2004    (a)   September 30, 2004    (a)
                                                                   ------------------------    ------------------------
Increase (Decrease) in Net Assets
Operations
  Net investment (loss)                                                         $ (352,321)           $        (75,992)
  Net realized gain on investment securities                                     1,709,288                      51,670
  Change in net unrealized appreciation (depreciation)                          (1,304,232)                 (1,360,842)
                                                                   ------------------------    ------------------------
  Net increase (decrease) in net assets resulting from operations                   52,735                  (1,385,164)
                                                                   ------------------------    ------------------------

Capital Share Transactions
  Proceeds from shares sold                                                     78,568,484                  27,963,574
  Amount paid for shares repurchased                                            (6,072,360)                 (3,445,210)
                                                                   ------------------------    ------------------------
  Net increase in net assets resulting
     from share transactions                                                    72,496,124                  24,518,364
                                                                   ------------------------    ------------------------
Total Increase in Net Assets                                                    72,548,859                  23,133,200
                                                                   ------------------------    ------------------------

Net Assets
  Beginning of period                                                               50,000                      50,000
                                                                   ------------------------    ------------------------

  End of period                                                               $ 72,598,859                $ 23,183,200
                                                                   ========================    ========================

  Accumulated undistributed net
    investment income included
    in net assets at end of period                                                     $ -                         $ -
                                                                   ------------------------    ------------------------

Capital Share Transactions
  Shares sold                                                                    7,501,207                   2,686,222
  Shares issued in reinvestment of distributions                                         -                           -
  Shares repurchased                                                              (577,347)                   (336,006)
                                                                   ------------------------    ------------------------

  Net increase from capital share transactions                                   6,923,860                   2,350,216
  Shares outstanding at the beginning of the period                                  5,000                       5,000
                                                                   ------------------------    ------------------------
  Shares outstanding at the end of the period                                    6,928,860                   2,355,216
                                                                   ========================    ========================


(a) For the period of October 31, 2003 (commencement of operations) through September 30, 2004

See accompanying notes which are an integral part of the financial statements.
                                       16

TrendStarSM Funds
Financial Highlights
For a share outstanding during the period
                                                              TrendStarSM                  TrendStarSM
                                                               Small-Cap                American Endeavor
                                                                  Fund                         Fund
                                                        -------------------------     -----------------------

                                                          For the period ended         For the period ended
                                                           September 30, 2004    (a)    September 30, 2004   (a)
                                                        -------------------------     -----------------------

Selected Per Share Data
Net asset value, beginning of period                                     $ 10.00                     $ 10.00
                                                        -------------------------     -----------------------
Income from investment operations
  Net investment (loss)                                                    (0.05)                      (0.03)
  Net realized and unrealized gain (loss)                                   0.53                       (0.13)
                                                        -------------------------     -----------------------
Total from investment operations                                            0.48                       (0.16)
                                                        -------------------------     -----------------------

Net asset value, end of period                                           $ 10.48                      $ 9.84
                                                        =========================     =======================

Total Return (b)                                                           4.80%                      -1.60%

Ratios and Supplemental Data
Net assets, end of period                                           $ 72,598,859                $ 23,183,200
Ratio of expenses to average net assets (c)                                1.40%                       1.40%
Ratio of expenses to average net assets
   before waiver & reimbursement (c)                                       1.44%                       1.41)%
Ratio of net investment income (loss) to
   average net assets (c)                                                 (0.81)%                     (0.40)%
Ratio of net investment income (loss) to
   average net assets before waiver & reimbursement (c)                   (0.85)%                     (0.41)%
Portfolio turnover rate (b)                                               14.29%                      10.60%

(a) For the period October 31, 2003 (commencement of operations) through September 30, 2004.
(b)  Not annualized.
(c)  Annualized.

See accompanying notes which are an integral part of the financial statements.
                                       17

                                TrendStarSM Funds
                        Notes to the Financial Statements
                               September 30, 2004

NOTE 1.  ORGANIZATION

TrendStarSM Investment Trust is a statutory business trust organized under Delaware law on July 23, 2003 and operating as an open-end management investment company of the series type. The Trust was originally organized as the Sirius Investment Trust, but changed its name to TrendStarSM Investment Trust on or about October 2, 2003. Prior to October 31, 2003, the Trust did not engage in operations other than to attend to organizational matters, which included the sale of 5,000 shares of each series offered by the trust, and the registration of its shares. The Trust's Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of series ("Funds"), each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust offers two series of shares; TrendStarSM Small-Cap Fund ("Small-Cap Fund") and the TrendStarSM American Endeavor Fund ("American Endeavor Fund"). Each Fund commenced investment operations on October 31, 2003. The investment objective of each Fund is to achieve long-term growth of capital with income as a secondary consideration.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- There is no provision for federal income tax. Each Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

                                TrendStarSM Funds
                        Notes to the Financial Statements
                         September 30, 2004 - continued


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

Security Transactions and Related Income- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The American Endeavor and Small-Cap Fund intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the period ended September 30, 2004, net investment loss of $352,321 for the Small-Cap Fund was reclassed to accumulated undistributed net realized short-term gains. For the American Endeavor Fund, net investment loss totaling $75,992 was reclassed; $51,670 to accumulated undistributed net realized short-term gains and $24,322 to paid in capital.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

TrendStarSM Advisors, LLC (the "Advisor") manages the investment portfolio and the general business affairs of each Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Certain officers and directors of the Funds are also officers and directors of the Advisor. Under the terms of the Advisory Agreement, the Advisor manages the investment operations of each Fund in accordance with the Fund's investment policies and restrictions. The Advisor furnishes an investment program for each Fund; determines what investments should be purchased, sold, and held; and makes changes on behalf of the Trust in the investments of each Fund. At all times the Advisor's actions on behalf of the Funds are subject to the overall supervision and review of the Board. For its investment advisory services to each Fund, each Fund pays to the Advisor, on the last day of each month, an annualized fee equal to 0.90% of average net assets of each Fund, such fee to be computed daily based upon the daily average net assets of each Fund. For the period October 31, 2003 (commencement of operations) through September 30, 2004, the Advisor earned a fee of $393,428 and $172,743 from the Small-Cap Fund and the American Endeavor Fund, respectively. At September 30, 2004, the Small-Cap Fund and the American Endeavor Fund owed the Advisor $37,947 and $14,537, respectively for its advisory services. The Advisor has voluntarily agreed to waive all or a portion of its fees and/or reimburse expenses of each Fund, but only to the extent necessary to maintain total operating expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.40% of average daily net assets. As of September 30, 2004 the Advisor has waived fees in the amount of
$18,544 and $2,794 for the Small-Cap Fund and American Endeavor Fund, respectively. The Advisor may terminate this voluntary agreement at any time.

                                TrendStarSM Funds
                        Notes to the Financial Statements
                         September 30, 2004 - continued


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The waived fees related to operating expenses subject to recovery, at September 30, 2004 were as follows:

           Fund                  Amount          To be repaid by October 31,
----------------------------   ------------   ---------------------------------

      Small-Cap Fund             $ 18,544                2007
   American Endeavor Fund           2,794                2007


Any organizational expenses paid by the Advisor is subject to repayment by the Funds within one year of the commencement of operations of the Funds, if the Funds are able to make the payments without exceeding the above described expense limitations. For the period October 31, 2003 (commencement of operations) through September 30, 2004, the Small-Cap Fund and the American Endeavor Fund made payments to the Advisor of $22,279 and $2,892, respectively for the repayment of organizational expenses. The remaining amounts subject to repayment by both Funds, pursuant to the aforementioned conditions, at September 30, 2004, were as follows:

           Fund                  Amount          To be repaid by October 31,
----------------------------   ------------   ----------------------------------

      Small-Cap Fund             $ 2,174                    2004

   American Endeavor Fund          7,880                    2004


Unified  Fund  Services,   Inc.   ("Unified"),   431  N.  Pennsylvania   Street,
Indianapolis, IN 46204, serves as the Trust's transfer, dividend paying and shareholder servicing agent, fund accountant and fund administrator. Unified, subject to the supervision of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Trust. In providing transfer agent services, Unified maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

Unified also performs certain administrative tasks for the Funds pursuant to a written agreement with the Trust. Unified also supervises all aspects of the operations of the Funds except those reserved by the Funds' investment advisor under its advisory agreement with the Trust. As fund accountant, Unified is responsible for calculating each Fund's net asset value, and preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Trust Act of 1940. As fund administrator, Unified, prepares financial statements contained in the reports to shareholders of the Fund, prepares reports and filings with the Securities and Exchange Commission (the "SEC"), prepares filings with state authorities, and maintains the Funds' financial accounts and records. For the services to be rendered as transfer agent, fund accountant, and fund administrator, the Trust pays Unified an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. Each Fund bears its pro rata share of such expenses, which for the period October 31, 2003 (commencement of operations) through September 30, 2004, amounted to $66,973 and $153,000 for the American Endeavor Fund and Small-Cap Fund, respectively.

                                TrendStarSM Funds
                        Notes to the Financial Statements
                         September 30, 2004 - continued


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Each Fund retains Unified Financial Securities, Inc., (the "Distributor") a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to the Distributor by the Funds for the period October 31, 2003 (commencement of operations) through September 30, 2004.

NOTE 4.  INVESTMENT TRANSACTIONS

For the period October 31, 2003, (commencement of operations) through September 30, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

                                      Small-Cap Fund    American Endeavor Fund
                                      --------------    ----------------------
Purchases
     U.S. Government Obligations                $ -                    $ -
     Other                               79,723,192             26,471,510
Sales
     U.S. Government Obligations                $ -                    $ -
     Other                                6,507,402              2,077,936


As of September 30, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

                               Small-Cap Fund    American Endeavor Fund
                               --------------    ----------------------

Gross Appreciation                $ 4,569,970              $ 1,410,392
Gross (Depreciation)               (5,874,202)              (2,771,234)
                                --------------    ----------------------
Net Appreciation on Investments  $ (1,304,232)            $ (1,360,842)
                                ==============    ======================


At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $74,405,103 and $24,502,871 for the Small-Cap Fund and the American Endeavor Fund, respectively.

NOTE 5.  ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2004, Charles Schwab & Co., Inc. held 81.56% and 93.19% of the Small-Cap Fund and the American Endeavor Fund, respectively, in an omnibus account for the benefit of its customers. An officer of the Trust held 1.87% of American Endeavor Fund.

                                TrendStarSM Funds
                        Notes to the Financial Statements
                         September 30, 2004 - continued


NOTE 7.  DISTRIBUTIONS TO SHAREHOLDERS

There have been no distributions made by the Funds during the period October 31, 2003, (commencement of operations) through September 30, 2004.

As of September 30, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:


                                       Small-Cap Fund    American Endeavor Fund
                                       --------------    -----------------------

Undistributed ordinary income                    $ -                       $ -
Undistributed long-term capital gain       1,356,967                         -
Unrealized appreciation/(depreciation)    (1,304,232)               (1,360,842)
                                       --------------    ----------------------
                                            $ 52,735              $ (1,360,842)
                                       ==============    ======================



NOTE 8. CHANGE IN ACCOUNTANTS

For the period October 31, 2003 (commencement of operations) through September 30, 2004, the Fund's Audit Committee and Board selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy & Associates CPA's, Inc. ("McCurdy") as the Fund's auditors to be effective upon the resignation of McCurdy.

Upon receipt of notice that Cohen was selected as the Fund's auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy's report on the Fund's financial statement as of September 22, 2003 contained no adverse opinion or a disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the period September 22, 2003 through the date of engagement of Cohen, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused McCurdy to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such periods.

Neither  the Fund nor anyone on its behalf  consulted  with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and
Board of Trustees
Trendstar Small-Cap Fund
Trendstar American Endeavor Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Trendstar Small-Cap Fund and the Trendstar American Endeavor Fund as of September 30, 2004, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period October 31, 2003, commencement of operations, through September 30, 2004. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and cash held as of September 30, 2004 by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Trendstar Small-Cap Fund and Trendstar American Endeavor Fund as of September 30, 2004, the results of their operations, changes in net assets and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.



Cohen McCurdy, Ltd.
Westlake, Ohio
October 29, 2004

BOARD OF TRUSTEES (Unaudited)

The Trust's operations are overseen by a Board of Trustees. The table below sets forth information concerning each of the Trust's current Trustees.

--------------------------------------------------------------------------------------------------------------------
                               Interested Trustees
--------------------------------------------------------------------------------------------------------------------
                                                                                        Funds      Other Trustee/
                   Position(s)   Term of Office                                         Overseen
Name, Address &    Held with     & Length of      Principal Occupation(s) During Past   by         Directorships
Date of Birth      the Trust     Time Served      5 Years                               Trustee    Held by Trustee
------------------ ------------- ---------------- ------------------------------------- ---------- -----------------

Thomas W.          Interested    Indefinite.      President and Chief Investment            2       University of
Laming*            Trustee,                       Officer of TrendStar Advisors, LLC,              Kansas, College
                   President     Since            Overland Park, KS, since August,                 of Liberal Arts
7300 College                     September, 2003  2003.  Previously Senior Vice                       & Sciences
Blvd., Suite 308                                  President and Portfolio Manager,                  Advisory Board
Overland Park,                                    Kornitzer Capital Management, Inc.,
KS  66210                                         in Shawnee Mission, Kansas, an
                                                  investment advisory firm, from                       Indiana
(08-11-1958)                                      January 1993 to August 2003.                        University
                                                  Previously a Senior Engineer at                     Reese Fund
                                                  Martin Marietta in Denver, Staff                     Board of
                                                  Engineer with TRW at the Johnson                     Advisors
                                                  Space Center in Houston and at
                                                  TRW's Space Park Facility in
                                                  Redondo Beach, and technology                     PPM Services,
                                                  analyst with Waddell & Reed in                         Inc.
                                                  Overland Park, Kansas.  Senior
                                                  Member of the American Institute of
                                                  Aeronautics and Astronautics.
                                                  M.B.A. from Indiana University,
                                                  M.S. in Aeronautics and
                                                  Astronautics from the Massachusetts
                                                  Institute of Technology and a B.S.,
                                                  with highest distinction, in
                                                  Physics from the University of
                                                  Kansas.
------------------ ------------- ---------------- ------------------------------------- ---------- -----------------

James R. McBride*  Interested    Indefinite.      Vice President & Co-Portfolio             2            None
                   Trustee,                       Manager, TrendStar Capital Mgmt,
7300 College       Treasurer     Since            LLC, since August, 2003.
Blvd., Suite 308                 September, 2003  Previously Vice President and
Overland Park,                                    Research Analyst, Kornitzer Capital
KS  66210                                         Management, Inc., from 2000 to
                                                  2003.  Program Manager, Senior
(05-25-1961)                                      Analyst and various other
                                                  management positions, Hewlett
                                                  Packard, from 1989 to 2000.  M.B.A
                                                  in finance from Indiana University,
                                                  B.S., with honors, in Mechanical
                                                  Engineering, from Wichita State
                                                  University
------------------ ------------- ---------------- ------------------------------------- ---------- -----------------


                                       24




--------------------------------------------------------------------------------------------------------------------
                      Disinterested (Independent) Trustees
--------------------------------------------------------------------------------------------------------------------
------------------ ------------- ---------------- ------------------------------------- ---------- -----------------
Name, Address &                                                                                    Other Trustee/
                                                                                        Funds
                   Position(s)   Term of Office                                         Overseen
                   Held with     & Length of      Principal Occupation(s) During Past   by         Directorships
Date of Birth      the Trust     Time Served      5 Years                               Trustee    Held by Trustee
------------------ ------------- ---------------- ------------------------------------- ---------- -----------------

Robert C.          Independent   Indefinite.      Founding Dean, Graduate School of         2            None
Klemkosky          Trustee                        Business, Sungkyunkwan University,
                                 Since            Seoul, Korea, since November,
7300 College                     September, 2003  2003.  Faculty member of Indiana
Blvd., Suite 308                                  University since 1976 and Fred T.
Overland Park,                                    Greene Professor of Finance at the
KS  66210                                         Indiana University Kelley School of
                                                  Business since 1982.  Also
(11-05-1939)                                      currently serves as Chairperson of
                                                  the Finance Department.  Previously
                                                  held positions in the corporate
                                                  treasurer's department of Dow
                                                  Chemical Co. and credit analyst in
                                                  corporate lending for the National
                                                  Bank o Detroit.  Has published over
                                                  thirty articles relating to
                                                  financial markets and research and
                                                  has taught international financial
                                                  related courses in France,
                                                  Venezuela, Poland, the Czech
                                                  Republic, Hungary, Finland, Russia,
                                                  Slovenia and South Korea.  Holds a
                                                  B.A. and Ph.D. from Michigan State
                                                  University and an M.B.A. from the
                                                  University of Michigan
------------------ ------------- ---------------- ------------------------------------- ---------- -----------------

Terry Matlack      Independent   Indefinite.      Partner, Kansas City Equity               2         Enterprise
                   Trustee                        Partners, a small business                          Center of
7300 College                     Since            investment company venture capital               Johnson County,
Blvd., Suite 308                 September, 2003  firm, since 2001.  Previously                           KS
Overland Park,                                    President, GreenStreet Capital,
KS  66210                                         Inc., a private equity investment                 Kansas Venture
                                                  firm, from 1998 to 2001, President,               Capital, Inc.
(02-25-1956)                                      Ameritel Payphones, Inc, a
                                                  consolidator of regional inmate                      Reserve
                                                  telephone companies, from 1995 to                   Facilities
                                                  1997, Executive Vice-President and                Partners, LLC.
                                                  Director, W.K. Communications,
                                                  Inc., a cellular communications                      Managing
                                                  company, from 1990 to 1995.                         Director,
                                                  Received a B.S. in Business                          Tortoise
                                                  Administration from Kansas State                     Capital
                                                  University, Manhattan, Kansas in                  Advisors, Inc.
                                                  1978, an M.B.A. from the University
                                                  of Kansas, Lawrence, Kansas, in                     LICO, Inc.
                                                  1982 and a Juris Doctorate from the
                                                  University of Kansas School of Law                  Director,
                                                  in 1982.                                         Tortoise Energy
                                                                                                    Infrastructure
                                                                                                       Company
------------------ ------------- ---------------- ------------------------------------- ---------- -----------------

P. Bradley Adams   Independent   Indefinite.      Currently a retired investor.  Vice       2            None
                   Trustee,                       President of Finance and
7300 College       Chairman      Since            Operations, Chief Operating Officer
Blvd., Suite 308                 September, 2003  and Director, Jones & Babson, Inc.,
Overland Park,                                    Kansas City, MO, an investment
KS  66210                                         company service provider, from 1984
                                                  to 2003.  B.S. in Finance from
(08-05-1960)                                      University of Wyoming in 1983.
                                                  M.B.A. from Rockhurst College,
                                                  Kansas City, MO in 1987.
------------------ ------------- ---------------- ------------------------------------- ---------- -----------------
*Messrs. Laming and McBride are considered "Interested" Trustees of the Trust because of their affiliation with the Trust's investment Advisor, TrendStarSM
Advisors, LLC.

The Fund's Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request. You may call toll-free (888) 747-4872 to request a copy of the SAI or to make shareholder inquiries.

                                  PROXY VOTING

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Funds at (888) 747-4872 or on the SEC's website www.sec.gov.

TRUSTEES
P. Bradley Adams, Chairman
Thomas W. Laming
James R. McBride
Robert C. Klemkosky
Terry Matlack

OFFICERS
Thomas W. Laming, President
James R. McBride, Treasurer
Kyle R. Bubeck, Secretary

INVESTMENT ADVISOR
TrendStarSM Advisors, LLC.
7300 College Blvd. Suite 308
Overland Park, KS 66210

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy, Ltd.
826 Westpoint Parkway Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
David Jones & Associates, P.C.
395 Sawdust Rd. #2148
The Woodlands, TX 77380

CUSTODIAN
Huntington National Bank
41 South High St.
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204





This report is intended only for the information of shareholders or those who have received the Funds prospectus which contains information about the Funds' management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.


(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3)  Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5)  Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, the code of ethics was amended on May 10, 2004 to prohibit personal trading in equity securities by access persons, and to require pre-clearance of personal transactions in shares of TrendStar Funds by access persons.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


Item 3. Audit  Committee  Financial  Expert.

(a) The Board has determind that each member of the Audit Committee qualifies and has been designated by the Board as an Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services.

[The information required by this Item is only required in an annual report.]

(a)      Audit Fees

         FY  2004            $15,500
         FY  2003            $ 1,490

[Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.]

(b)      Audit-Related Fees - N/A

                                    Registrant              [Adviser]

         FY                  $                       $
         FY                  $                       $
         Nature of the fees:


[Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.]

(c)      Tax Fees

                                 Registrant                    [Adviser]

         FY   2004            $ 1,500                       $
         FY   2003            $   A                         $
         Nature of the fees:     preparation of the 1120 RIC



(d)      All Other Fees

                                 Registrant                [Adviser]

         FY   2004            $ 607                     $
         FY   2003            $ 653                     $
         Nature of the fees:   Out of pockets, consents


(e) (1) Audit Committee's Pre-Approval Policies

     The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors' specific representations as to their independence;


     (2)  Percentages of Services Approved by the Audit Committee

                                            Registrant

                  Audit-Related Fees:                100        %
                  Tax Fees:                          100        %
                  All Other Fees:                    100        %

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                                Registrant                  [Adviser]

         FY  2004          $     N/A                    $
         FY  2003          $     N/A                    $

(h) The registrant's audit committee [has/has not] considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

[For purposes of paragraphs (b), (c), and (d), registrants that are investment companies must disclose fees billed for services rendered to the registrant, and separately disclose fees required to be approved. A registered investment company's audit committee also must pre-approve its accountant's engagements for non-audit services with the registered investment company's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company in accordance with paragraph (c)(7)(i) of this section, if the engagement relates directly to the operations and financial reporting of the registered investment company. See 17 CFR 210.2-01 of regulation S-X, paragraph (c)(7)(ii). Registered investment companies must also disclose the fee percentages as required by Item 4(e)(2) for the registrant and separately, disclose the fee percentages as required by Item 4(e)(2) for the fees required to be approved by the investment company registrant's audit committee. See 17 CFR 210.2-01 of regulation S-X, paragraph (c)(7)(ii).]

Item 5. Audit Committee of Listed Companies.  Not applicable.

[Applies to listed companies only.]

Item 6.  Schedule of Investments.   Not applicable - schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10. Controls and Procedures. (Check disclosure controls for requirement of meeting)

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 2, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 11.  Exhibits.

(a)(1) Code is filed herewith.- Annual

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable

(b)  Certification  pursuant to 18 U.S.C.  Section 1350, as adopted  pursuant to
     Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TrendStar Investment Trust
---------------------------------------

By *      /s/ Thomas W. Laming
    -----------------------------------

         Thomas W. Laming, President
---------------------------------------

Date        12/9/04
    -----------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By *   /s/ Thomas W. Laming
    -----------------------------------

       Thomas W. Laming, President
---------------------------------------

Date        12/9/04
    -----------------------------------

By *    /s/ James R. McBride
    -----------------------------------

   James R. McBride, Treasurer
---------------------------------------

Date        12/9/04
    -----------------------------------